Commitments and Contingencies (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 17, 2022
Product Liability Contingency [Line Items]
Prepaid expenses						$ 956,925	$ 0
Amounts remaining for services value		$ 487,640		$ 487,640		5,625,731
Development costs		1,574,850	$ 769,410	6,460,747	$ 823,410	1,579,298	82,044
Shares issued, price per share								$ 1.00
Minimum bid price	$ 1.00
UCLA TDG [Member]
Product Liability Contingency [Line Items]
License commitment fee				$ 500,000		$ 500,000
Proceeds from private placement percentage				2.00%		2.00%
One Vendor [Member]
Product Liability Contingency [Line Items]
Prepaid expenses		0		$ 0		$ 295,990
Accounts payable		$ 955,076		$ 955,076		755,359
One Vendor [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Liability Contingency [Line Items]
Concentration risk, percentage				98.00%
License Agreement [Member]
Product Liability Contingency [Line Items]
Maintenance fees				$ 10,000		$ 10,000
Percentage of commercial sale of product						3.00%
Licensed sales net				3.00%
License Agreement [Member] | UCLA TDG [Member]
Product Liability Contingency [Line Items]
License commitment fee				$ 23,238	$ 35,235	$ 25,623	$ 45,500
Diligence fee				$ 8,000,000		$ 8,000,000
License Agreement [Member] | UCLA TDG [Member] | Scenario 1 [Member]
Product Liability Contingency [Line Items]
Cumulative net sales description				Due upon cumulative Net Sales equaling $50,000,000 following the Triggering Sale Date - $2,000,000;		Due upon cumulative Net Sales equaling $50,000,000 following the Triggering Sale Date - $2,000,000;
License Agreement [Member] | UCLA TDG [Member] | Scenario 2 [Member]
Product Liability Contingency [Line Items]
Cumulative net sales description				Due upon cumulative Net Sales equaling $100,000,000 following the Triggering Sale Date - $2,000,000; and		Due upon cumulative Net Sales equaling $100,000,000 following the Triggering Sale Date - $2,000,000;
License Agreement [Member] | UCLA TDG [Member] | Scenario 3 [Member]
Product Liability Contingency [Line Items]
Cumulative net sales description				Due upon cumulative Net Sales equaling $200,000,000 following the Triggering Sale Date - $4,000,000.		Due upon cumulative Net Sales equaling $200,000,000 following the Triggering Sale Date - $4,000,000.
License Agreement [Member] | UCLA TDG [Member] | First Subject in Feasibility Study [Member]
Product Liability Contingency [Line Items]
License commitment fee				$ 100,000		$ 100,000
License Agreement [Member] | UCLA TDG [Member] | First Subject in Pivotal Study [Member]
Product Liability Contingency [Line Items]
License commitment fee				250,000		250,000
License Agreement [Member] | UCLA TDG [Member] | Pre Market Approval of Licensed Product Or Licensed Method [Member]
Product Liability Contingency [Line Items]
License commitment fee				500,000		500,000
License Agreement [Member] | UCLA TDG [Member] | First Commercial Sale of Licensed Product or Licensed Method [Member]
Product Liability Contingency [Line Items]
License commitment fee				$ 1,000,000		$ 1,000,000
License Agreement [Member] | UCLA TDG [Member] | Minimum [Member]
Product Liability Contingency [Line Items]
Percentage of commercial sale of product				10.00%		10.00%
License Agreement [Member] | UCLA TDG [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Percentage of commercial sale of product				20.00%		20.00%
License Agreement [Member] | Third Party [Member]
Product Liability Contingency [Line Items]
Percentage of commercial sale of product				0.333%		0.333%
First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Royalty expenses				$ 50,000		$ 50,000
After First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Royalty expenses				250,000		$ 250,000
Amended License Agreement [Member]
Product Liability Contingency [Line Items]
Development costs				$ 1,000,000